Document and Entity Information	Dec. 17, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Fisker Inc./DE
Amendment Flag	false
Entity Central Index Key	0001720990
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	1888 Rosecrans Avenue
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	(833)
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	FSR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FSR WS
Security Exchange Name	NYSE